Loans, Allowance for Loan Losses and Impaired Loans (Details 2) (Detail)	3 Months Ended	6 Months Ended	12 Months Ended		22 Months Ended
	Mar. 31, 2017 USD ($) TDR Contract	Mar. 31, 2017 USD ($) TDR Contract	Sep. 30, 2016 USD ($) TDR Contract	Sep. 30, 2015 USD ($) TDR Contract	Dec. 31, 2015	May 31, 2016 USD ($)	May 16, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016	Dec. 14, 2014 USD ($)	Sep. 30, 2014 USD ($)	Oct. 31, 2012 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 534,808,000	$ 534,808,000	$ 574,439,000	$ 450,510,000							$ 470,366,000
Board of director limit on purchase of loans under loan purchase agreement	50,000,000	50,000,000								$ 50,000,000		$ 40,000,000
Percentage of loan amounts deposited into cash reserve account												3.00%
Cash reserve account balance												$ 1,000,000
Gross loans	534,877,000	534,877,000	574,248,000	$ 448,080,000
Cash reserve maximum allowed balance	$ 1,000,000	$ 1,000,000	$ 1,000,000
Interest rate, stated percentage	3.76%	3.76%	3.44%	0.00%			3.3366%		4.25%
Recorded Investment	$ 3,471,000	$ 3,471,000	$ 3,733,000	$ 4,010,000
Impaired financing receivable, recorded investment	$ 8,843,000	$ 8,843,000	$ 10,369,000	$ 5,314,000
Number of delinquent TDR | TDR	3	3	3	4
Recorded investment in delinquent TDR	$ 309,000	$ 309,000	$ 226,000	$ 191,000
Subsequent default, number of contracts | Contract	3	8	21	8
TDR Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 3,471,000	$ 3,471,000
Past due period & nonaccruing		90+ days
Past due, minimum period		90 days
7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	8,869,000	$ 8,869,000	$ 6,167,000	$ 1,808,000
Recorded Investment	2,354,000	2,354,000	1,664,000
Performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	1,636,000	1,636,000
Originated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	445,110,000	445,110,000	470,242,000	448,080,000
Recorded Investment	3,471,000	3,471,000	3,733,000	4,010,000
Originated Loans | 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,560,000	2,560,000	2,102,000
Originated Loans | Performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment			3,218,000
Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	89,767,000	89,767,000	104,006,000	0
Recorded Investment	3,018,000	3,018,000	4,972,000
Acquired Loans | 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	6,309,000	$ 6,309,000	4,065,000
Acquired Loans | Performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment			$ 3,881,000
Consumer and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Rate earned on all new loan originations of purchased consumer loans		4.26%	4.24%		4.00%
Consumer Non-real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired financing receivable, recorded investment	635,000	$ 635,000	$ 589,000	$ 848,000
Subsequent default, number of contracts | Contract		4	4	5
Consumer Non-real Estate | Originated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	318,000	$ 318,000	$ 320,000	$ 531,000
Consumer Non-real Estate | Purchased indirect paper
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	38,201,000	38,201,000	49,221,000	39,705,000
Consumer Non-real Estate | Purchased indirect paper | 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	0	0	0	178,000
Consumer Non-real Estate | Purchased indirect paper | Originated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	38,201,000	38,201,000	49,221,000	$ 39,705,000
Consumer Non-real Estate | Purchased indirect paper | Originated Loans | 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 0	$ 0	$ 0
Central Bank in Rice Lake and Barron
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable								$ 16,363,000
Community Bank of Northern Wisconsin
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable						$ 111,740,000	$ 111,740,000